Income tax (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Basic CNY	Dec. 31, 2010 Basic CNY	Dec. 31, 2011 Diluted CNY	Dec. 31, 2010 Diluted CNY
Income tax
PRC statutory income tax rate (as a percent)	25.00%	25.00%
Effect of tax holiday
Increase in income tax expense if without tax holiday			7,011	29,942
Increase in earnings per share (in CNY and dollars per share)					0.06	0.28	0.06	0.27
Reconciliation of expected income tax expense to actual income tax expense (benefit)
Computed expected income tax expense	(802)	(4,996)	29,114	48,823
Non-deductible expense
Entertainment expense	917	5,710	3,746	2,373
Share based compensation cost	820	5,109	7,335	7,775
Reversal of deferred tax assets on accounts receivable	1,328	8,276		303
Penalty for quality issue of rabies vaccine				750
Staff costs			262	554
Impairment charges	1,016	6,329
R&D expense bonus deduction	(2,625)	(16,352)	(1,451)	(1,239)
Deemed income for free samples	372	2,320	4,713	7,437
Non-taxable income			(12,500)	(2,101)
Tax rate differential and preferential rate	(2,992)	(18,641)	(19,982)	(24,200)
Tax rate differential for a non-PRC entity	6	36	(742)
Effect of tax holiday			(7,011)	(29,942)
Non-PRC entities not subject to income tax	(7)	(46)	4,375	5,307
Change in valuation allowance	869	5,411	(42,078)	(6,855)
Interest for unrecognized tax benefits	166	1,032	1,032	1,032
Change in enacted tax rates or tax status	336	2,095	(2,686)
Intercompany intellectual property transfer	(250)	(1,555)	(730)	(594)
Others	(50)	(309)	1,232	1,217
Total income tax expense (benefit)	$ (896)	(5,581)	(35,371)	10,640